INCOME TAXES - Schedule of Deferred Tax Assets and Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	€ 168,757	€ 152,221
Deferred tax liabilities	(95,973)	(113,474)
Net deferred tax assets/(liabilities)	72,784	38,747
To be recovered after 12 months
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	94,808	95,209
Deferred tax liabilities	(78,496)	(96,179)
To be recovered within 12 months
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	73,949	57,012
Deferred tax liabilities	€ (17,477)	€ (17,295)